Shareholders' Equity (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 21, 2002
Equity [Abstract]
Stockholders' equity increase (decrease)										$ 11,800
Shareholders' equity		$ 118,105				$ 106,291				118,105	$ 106,291	$ 78,470
Net income		$ 2,500	$ 3,757	$ 3,444	$ 3,192	$ 3,160	$ 3,020	$ 2,824	$ 4,205	12,893	13,209
Proceeds from capital offering											14,412
Dividends on common stock										2,380	1,524
Common stock issued and related tax effects	[1]									1,255	1,097
Accumulated other comprehensive loss related to AFS securities and prior service costs, net of tax										$ 46	$ 627
Maximum percentage of outstanding common stock authorized for repurchase													10.00%
Total shares repurchased (in shares)		556,000								556,000
Shares retired (in shares)										131,000
Remaining number of shares authorized for repurchase (in shares)		153,000								153,000
Shares repurchased										0	0

[1]	Includes the issuance of common stock under employee benefit plans, which includes nonqualified stock options and restricted stock expense related entries, employee option exercises and the tax benefit of options exercised.